Recoverable Taxes	9 Months Ended
Sep. 30, 2025
Recoverable Taxes [Abstract]
Recoverable taxes

7 Recoverable taxes

	September 30, 2025	December 31, 2024
Value-added tax on sales and services – ICMS / IVA / VAT / GST	767,136	650,728
Social contribution on billings - PIS and COFINS	392,844	404,673
Withholding income tax - IRRF / IRPJ	1,388,960	960,161
Excise tax – IPI	17,778	16,176
Reintegra	4,997	7,657
Other	12,422	10,788
	2,584,137	2,050,183

Current	670,077	637,728
Non-current	1,914,060	1,412,455
	2,584,137	2,050,183